Dividends	12 Months Ended
Apr. 29, 2017
Dividends
24.	Dividends

The Company paid a dividend to preferred shareholders in the amount of $0 and $3,941 in fiscal 2017 and fiscal 2016, respectively.

The Company paid a dividend to common stockholders in the amount of $43,887 and $46,056 during fiscal 2017 and fiscal 2016, respectively.